SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
SBA Monthly Loan Payment	$ 120	$ 120
Variable Interest Rate	4.75%	4.75%
Effective Interest Rate	7.75%	7.75%